SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from financing activities:
Proceeds from Rights Offering, net			$ 0	$ 748	$ 0
Proceeds from issuance of stock, net			28	0	0
Other	$ 0	$ (2)	(2)	(3)	(2)
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	1,507	1,360	1,360	1,410	1,504
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	2,440	1,409	1,507	1,360	1,410
Hertz Global Holdings
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities			(3)	(7)
Cash flows from financing activities:
Proceeds from loans with Hertz			5	12	9
Proceeds from Rights Offering, net			0	748	0
Contributions to Hertz			0	(750)	0
Proceeds from issuance of stock, net			28	0	0
Other			(2)	(3)	(2)
Net cash provided by (used in) financing activities			31	7	7
Net increase (decrease) in cash and cash equivalents during the period			28	0	0
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	$ 28	$ 0	0	0	0
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period			$ 28	$ 0	$ 0